Shareholders' Equity (Details)																	3 Months Ended	12 Months Ended
	Nov. 09, 2022 CNY (¥) shares	Sep. 29, 2022 CNY (¥)	Sep. 29, 2022 USD ($)	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Sep. 27, 2022 USD ($) shares	Jun. 24, 2022 USD ($)	Jun. 07, 2022 CNY (¥) shares	Jun. 07, 2022 USD ($) shares	Aug. 11, 2021 USD ($) shares	Feb. 26, 2021 CNY (¥) shares	Feb. 26, 2021 USD ($) shares	Oct. 26, 2020 CNY (¥) shares	Oct. 26, 2020 USD ($) shares	Jun. 12, 2018 USD ($) installment shares	May 28, 2018 shares	Mar. 31, 2023 Vote shares	Dec. 31, 2022 CNY (¥) Vote shares	Dec. 31, 2022 USD ($) Vote shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 28, 2022 USD ($) shares	Aug. 31, 2022 shares	Dec. 31, 2020 USD ($)
Shareholders' Equity
Issuance of shares to Cantor (in shares)	826,446			5,693,636	5,693,636
Issuance of shares to Cantor | ¥	¥ 21,656,700																	¥ 21,656,700		¥ 292,409,622	¥ 10,089,101
Ordinary shares, issued																	160,648,112	149,181,538				149,181,538	200,000	200,000		200,000
cash consideration amount													¥ 10,089,000	$ 1,500,000
Number of votes per share | Vote																	1	1	1
Conversion of stock								164	164
Split of ordinary shares								174,544	174,544
Cash acquired from SPAC				¥ 24,237,896	$ 3,408,651													¥ 24,237,896	$ 3,408,651
Warrant liabilities issued				61,863,090														61,863,090				$ 8,700,000			$ 8,700,000
Gross proceeds | ¥																		355,535,000
Cash deposited as collateral																							¥ 377,490,814	$ 53,169,218
Offering cost related to Merger and PIPE Transaction incurred and charged against additional paid-in capital				85,728,299	$ 12,069,689
Liability-settled share-based payment				¥ 4,039,468																					580,000
Derivative liabilities | ¥																		¥ 288,334,440
PIPE Warrants [Member]
Shareholders' Equity
Issuance of shares to Cantor (in shares)				5,050,000	5,050,000													5,050,000	5,050,000
Warrant liabilities issued				¥ 3,555,349																					$ 500,000
Number of warrant issued				1,200,000														1,200,000				1,200,000			1,200,000
Gross proceeds		¥ 316,426,861	$ 44,500,100	¥ 316,426,861	$ 44,500,100
Public Warrants [Member]
Shareholders' Equity
Number of warrant issued				17,250,000																					17,250,000
Sponsor Warrants [Member]
Shareholders' Equity
Number of warrant issued				4,450,000																					4,450,000
Equity Support Agreement [Member]
Shareholders' Equity
Issuance of shares to Cantor (in shares)				5,000,000	5,000,000
Cash deposited as collateral				¥ 355,535,000																		$ 3,166,667			$ 50,000,000
Derivative liabilities				¥ 88,172,680																					$ 12,400,000
L&L Tomorrow Holdings Limited
Shareholders' Equity
Issuance of shares to Cantor | ¥																		¥ 9,964,485
Ordinary shares, issued													1,000	1,000
L&L Tomorrow Holdings Limited | Board of Directors
Shareholders' Equity
Ordinary shares, issued										178
cash consideration amount | $										$ 1,000
Lord Winterfell Limited
Shareholders' Equity
Ordinary shares, issued													500	500
Pangaea Two Acquisition Holdings
Shareholders' Equity
Ordinary shares, issued											15,013	15,013
cash consideration amount											¥ 291,393,000	$ 45,000,000
Mr. Lu
Shareholders' Equity
Value of shares issued in lieu of cash bonus								¥ 1,355,772	$ 164,000
Fair value of such shares | $							$ 1,487,237
Share-based compensation expense																		8,608,713	$ 1,323,237
Tim Hortons Restaurants International GmbH (THRI)
Shareholders' Equity
Issuance of shares to Cantor (in shares)																10,000
Pangaea Two Acquisition Holdings XXIIB, Ltd
Shareholders' Equity
Issuance of shares to Cantor (in shares)															90,000
Issuance of shares to Cantor | $															$ 90,000,000
Number of installment for payment of consideration | installment															3
Cash consideration received for each installment																					¥ 192,363,000						$ 30,000,000
Issuance cost incurred in connection with the third installment charged against additional paid-in capital | ¥																		¥ 1,719,802
THC Hope IB Limited
Shareholders' Equity
Conversion of stock						7,745
Split of ordinary shares						8,242,983
Consideration for shares issued after stock split | $						$ 0